Filed with the Securities and Exchange Commission on December 19, 2023
REGISTRATION NO. 333-96577
INVESTMENT COMPANY ACT NO. 811-05438
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SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
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FORM N-4
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REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 78
and
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 226
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FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
(Exact Name of Registrant)
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY
(Name of Depositor)
10 EXCHANGE PLACE, 22ND FLOOR
JERSEY CITY, NEW JERSEY 07302
(615) 981-8801
(Address and telephone number of Depositor's principal executive offices)
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FORTITUDE LIFE INSURANCE & ANNUITY COMPANY
C/O CT CORPORATION
3800 NORTH CENTRAL AVENUE, SUITE 460
PHOENIX, ARIZONA 85012
(602) 248-1145
(Name, address and telephone number of agent for service)
COPIES TO:
RICHARD E. BUCKLEY
SENIOR VICE PRESIDENT & ASSISTANT GENERAL COUNSEL
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY
10 EXCHANGE PLACE, 22ND FLOOR
JERSEY CITY, NEW JERSEY 07302
(615) 981-8801
Approximate Date of Proposed Sale to the Public: Continuous
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It is proposed that this filing become effective: (check appropriate space)
[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[ X ] on December 29, 2023 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(i) of Rule 485
[ ] on ______ pursuant to paragraph (a)(i) of Rule 485

If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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EXPLANATORY NOTE:

Registrant is filing this Post-Effective Amendment No. 78 to Registration Statement No. 333-96577 for the purpose of including in the Registration Statement a Prospectus supplement. This Post-Effective Amendment incorporates by reference the Prospectus and Statement of Additional Information included in Part A and Part B, respectively, of Post-Effective Amendment No. 77 filed on April 26, 2023.
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FORTITUDE LIFE INSURANCE & ANNUITY COMPANY
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B

Supplement dated December 29, 2023
to Prospectuses and Updating Summary Prospectuses dated May 1, 2023
This Supplement should be read in conjunction with the current Prospectus and Updating Summary Prospectus ("Prospectus(es)") for your Annuity and should be retained for future reference. This Supplement is intended to update certain information in the Prospectus for the variable annuity you own and is not intended to be a prospectus or offer for any other variable annuity that you do not own. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectuses and Statements of Additional Information. If you would like another copy of the current Annuity Prospectus, please call us at 1-800-879-7012.
This Supplement describes a change to the variable investment options available in your Annuity.

AST Bond Portfolio 2023
Effective on or about December 31, 2023, the AST Bond Portfolio 2023 will be closed and liquidated and, as a result, all references to the AST Bond Portfolio 2023 will be deleted from the Prospectus.
AST Portfolio Addition
Effective on or about January 2, 2024, the AST Bond Portfolio 2035 (the “Portfolio”) will be added to your Annuity as a variable investment option. Please note, however, that this variable investment option is not available for the allocation of Purchase Payments or for transfers – either incoming or outgoing. This Portfolio is available only with certain optional living benefits.
In conjunction with the changes described above, the table captioned “Portfolios Available Under the Annuity” in the “Appendix A” section of the Prospectus is revised to add the following information:

Fund Type	Portfolio Company and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1-Year	5-Year	10-Year
Fixed Income	AST Bond Portfolio 2035*, ‡, 1, 2 PGIM Fixed Income PGIM Limited	0.79%	N/A	N/A	N/A
PGIM Fixed Income is a business unit of PGIM, Inc.
1 These Portfolios are also offered in other variable annuity contracts that utilize a predetermined mathematical formula to manage the guarantees offered in connection with optional benefits.
Those other variable annuity contracts offer certain optional living benefits that utilize a predetermined mathematical formula (the “formula”) to manage the guarantees offered in connection with those optional benefits. The formula monitors each contract Owner’s Account Value daily and, if necessary, will systematically transfer amounts among investment options. The formula transfers funds between the Sub-accounts for those variable annuity contracts and an AST bond Portfolio Sub-account or a fixed account (those AST bond Portfolios or a fixed account may not be available in connection with the annuity contracts offered through this prospectus). You should be aware that the operation of the formula in those other variable annuity contracts may result in large-scale asset flows into and out of the underlying Portfolios that are available with your contract. These asset flows could adversely impact the underlying Portfolios, including their risk profile, expenses and performance. Because transfers between the Sub-accounts and the AST bond Sub-account or a fixed account can be frequent and the amount transferred can vary from day to day, any of the underlying Portfolios could experience the following effects, among others:
(a)a Portfolio’s investment performance could be adversely affected by requiring a subadviser to purchase and sell securities at inopportune times or by otherwise limiting the subadviser’s ability to fully implement the Portfolio’s investment strategy;
(b)the subadviser may be required to hold a larger portion of assets in highly liquid securities than it otherwise would hold, which could adversely affect performance if the highly liquid securities underperform other securities (e.g., equities) that otherwise would have been held; and
(c)a Portfolio may experience higher turnover and greater negative asset flows than it would have experienced without the formula, which could result in higher operating expense ratios and higher transaction costs for the Portfolio compared to other similar funds.
The efficient operation of the asset flows among Portfolios triggered by the formula depends on active and liquid markets. If market liquidity is strained, the asset flows may not operate as intended. For example, it is possible that illiquid markets or other market stress could cause delays in the transfer of cash from one Portfolio to another Portfolio, which in turn could adversely impact performance.
FREPRODSUP3-N4-USP

Before you allocate to the Sub-account with the Portfolios listed above, you should consider the potential effects on the Portfolios that are the result of the operation of the formula in the variable annuity contracts that are unrelated to your Variable Annuity. Please work with your financial professional to determine which Portfolios are appropriate for your needs.
2 Please note that you may not allocate Purchase Payments to the AST Investment Grade Bond Portfolio or the target date bond Portfolios (e.g., AST Bond Portfolio 2025).
* This information includes annual expenses that reflect temporary or other fee reductions or waivers. Please see the Portfolio prospectus for additional information.
‡ Please see additional information below regarding certain portfolios.

AST Bond Portfolio 2035
The Portfolio will commence operations on or about January 2, 2024. Other expenses (which include expenses for accounting and valuation services, custodian fees, audit fees, legal fees, transfer agency fees, fees paid to Independent Trustees, and certain other miscellaneous items) are estimated for the current fiscal year. Estimates are based in part on assumed average daily net assets of $200 million for the Portfolio for the fiscal year ending December 31, 2023.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
FREPRODSUP3-N4-USP

PART C
OTHER INFORMATION
ITEM 27. EXHIBITS:

(a)
Copy of the resolution of the board of directors of Depositor authorizing the establishment of the Registrant for Separate Account B filed via EDGAR with Post-Effective Amendment No. 6 to Registration Statement No. 33-87010, filed March 2, 1998.

(b)	Not applicable. Fortitude Life Insurance & Annuity Company maintains custody of all assets.

(c) (1)
Revised Principal Underwriting Agreement between Prudential Annuities Life Assurance Corporation and Prudential Annuities Distributors, Inc, filed via EDGAR with Post-Effective Amendment No. 26 to Registration Statement No. 333-96577, filed April 21, 2006.

(2)	Specimen Revised Dealer Agreement filed via EDGAR with Post-Effective Amendment No. 26 to Registration Statement No. 333-96577, filed April 17, 2008.

(3)
First Amendment to Principal Underwriting Agreement between Prudential Annuities Life Assurance Company ("Company"), and Prudential Annuities Distributors, Inc. ("Distributor"), filed via EDGAR with Post-Effective Amendment No. 49 to Registration Statement No. 333-96577, filed September 23, 2011.

(d) (1)	Copy of the Annuity Contract N-ASP/CRT (04/02) filed via EDGAR with Pre-Effective Amendment No. 1 to this Registration Statement No. 333-96577, filed October 4, 2002.

(2)	Copy of Highest Period Value Death Benefit Endorsement filed via EDGAR with Pre-Effective Amendment No. 1 to this Registration Statement No. 333-96577, filed October 4, 2002.

(3)	Copy of Percentage of Growth Death Benefit Endorsement filed via EDGAR with Pre-Effective Amendment No. 1 to this Registration Statement No. 333-96577, filed October 4, 2002.

(4)	Copy of Guaranteed Minimum Income Benefit filed via EDGAR with Post-Effective Amendment No. 2 to this Registration Statement No. 333-96577, filed August 7, 2003.

(5)	Copy of Guaranteed Minimum Withdrawal Benefit filed via EDGAR with Post-Effective Amendment No. 2 to this Registration Statement No. 333-96577, filed August 7, 2003.

(6)	Copy of Rider for Combination 5% Roll-up and Highest Anniversary Value Death Benefit filed via EDGAR with Post-Effective Amendment No. 5 to Registration Statement No. 333-96577, filed April 20, 2004.

(7)	Lifetime Five Income Benefit Rider, incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement No. 333-96577, filed November 16, 2004.

(8)	Copy of Rider for Highest Daily Value Benefit, incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement No. 333-96577, filed November 16, 2004.

(9)	Copy of Rider for Spousal Lifetime Five Income Benefit, incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement No. 333-96577, filed on November 16, 2005.

(10)	Copy of Rider for Highest Daily Lifetime Five Income Benefit filed via EDGAR with Post-Effective Amendment No. 16 to Registration Statement No. 333-71654, filed October 6, 2006.

(11)	Copy of rider for Guaranteed Return Option Plus 2008 filed via EDGAR with Post-Effective Amendment No. 25 to Registration Statement No. 333-96577, filed December 18, 2007.

(12)	Copy of rider for Highest Daily Guaranteed Return Option filed via EDGAR with Post-Effective Amendment No. 25 to Registration Statement No. 333-96577, filed December 18, 2007.

(13)	Copy of rider for Highest Daily Lifetime Seven filed via EDGAR with Post-Effective Amendment No. 25 to Registration Statement No. 333-96577, filed December 18, 2007.

(14)	Copy of rider for Highest Daily Lifetime Seven with Lifetime Income Accelerator filed via EDGAR with Post-Effective Amendment No. 27 to Registration Statement No. 333-96577, filed May 1, 2008.

(15)	Copy of rider for Highest Daily Lifetime Seven with Beneficiary Income Option filed via EDGAR with Post-Effective Amendment No. 27 to Registration Statement No. 333-96577, filed May 1, 2008.

(16)	Highest Daily Lifetime 7 Plus Benefit Rider (RID-HD7 (2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(17)	Highest Daily Lifetime 7 Plus Schedule Supplement (SCH-HD7(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(18)	Highest Daily Lifetime Seven Benefit Schedule Supplement (SCH-HD7(1/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(19)
Highest Daily Lifetime 7 Plus with Beneficiary Income Option Benefit Rider (RID-HD7-DB(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(20)
Highest Daily Lifetime 7 Plus with Beneficiary Income Option Schedule Supplement (SCH-HD7-DB(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(21)
Highest Daily Lifetime 7 Plus with Lifetime Income Accelerator Benefit Rider (RID-HD7-LIA(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(22)
Highest Daily Lifetime 7 Plus with Lifetime Income Accelerator Schedule Supplement (SCH-HD7-LIA(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(23)
Highest Daily Lifetime Seven with Beneficiary Income Option Schedule supplement (SCH-HD7-DB(1/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(24)
Highest Daily Lifetime Seven with Lifetime Income Accelerator Schedule supplement (SCH-HD7-LIA(1/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(25)	Schedule supplement Highest Daily Lifetime Five Benefit (SCH-HDLT5(1/09)) filed via EDGAR with post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(26)	Beneficiary Annuity Endorsement (END-BENE(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(27)	Beneficiary IRA Endorsement (END-IRABEN(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(28)	Beneficiary Roth IRA Endorsement (END-ROTHBEN(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(29)	Highest Daily Lifetime 6 Plus Benefit Rider (RID-HD6-8/09) filed via EDGAR with Post-Effective Amendment No. 41 to Registration Statement No. 333-96577, filed June 1, 2009.

(30)	Highest Daily Lifetime 6 Plus Benefit Schedule (SCH-HD6-8/09) filed via EDGAR with Post-Effective Amendment No. 41 to Registration Statement No. 333-96577, filed June 1, 2009.

(31)	Highest Daily Lifetime 6 Plus w/LIA Benefit Rider (RID-HD6-LIA-8/09) filed via EDGAR with Post-Effective Amendment No. 41 to Registration Statement No. 333-96577, filed June 1, 2009.

(32)	Highest Daily Lifetime 6 Plus w/LIA Benefit Schedule (SCH-HD6-LIA-8/09) filed via EDGAR with Post-Effective Amendment No. 41 to Registration Statement No. 333-96577, filed June 1, 2009.

(33)	GRO II Benefit rider (RID-GRO-11/09) filed via EDGAR with Post-Effective Amendment No. 43 to Registration Statement No. 333-96577, filed August 27, 2009.

(34)	GRO II Benefit schedule (SCH-GRO-11/09) filed via EDGAR with Post-Effective Amendment No. 43 to Registration Statement No. 333-96577, filed August 27, 2009.

(35)	Highest Daily GRO II Benefit rider (RID-HD GRO-11/09) filed via EDGAR with Post-Effective Amendment No. 43 to Registration Statement No. 333-96577, filed August 27, 2009.

(36)	Highest Daily GRO II Benefit SCHEDULE (SCH-HD GRO-11/09) filed via EDGAR with Post-Effective Amendment No. 43 to Registration Statement No. 333-96577, filed August 27, 2009.

(37)	Highest Daily GRO CAP Benefit SCHEDULE (SCH-HDGROCAP-11/09) filed via EDGAR with Post-Effective Amendment No. 43 to Registration Statement No. 333-96577, filed August 27, 2009.

(38)	GRO Plus 2008 Benefit SCHEDULE (SCH-GROCAP-11/09) filed via EDGAR with Post-Effective Amendment No. 43 to Registration Statement No. 333-96577, filed August 27, 2009.

(39)	HDGRO (SCH-HDGRO-11-09/8-10) filed via EDGAR with Post-Effective Amendment No. 46 to Registration Statement No. 333-96577, filed July 1, 2010.

(40)	HD GRO 90% Cap (SCH-HDGROCAP-11-09/8-10) filed via EDGAR with Post-Effective Amendment No. 46 to Registration Statement No. 333-96577, filed July 1, 2010.

(41)	Amendatory Tax Endorsement. filed via EDGAR with Post-Effective Amendment No. 51 to Registration Statement No. 333-96577, filed April 15, 2013.

(42)	END-REDOM-ANN (09/13) filed via EDGAR with Post-Effective Amendment No.52 to Registration Statement No. 333-71672, filed August 30, 2013.

(43)	A copy of the application form used with the Annuity provided in response to (4) above filed via EDGAR with Post-Effective Amendment No. 6 to Registration Statement No. 33-87010, filed March 2, 1998.

(f) (1)	Copy of the amended certificate of incorporation of Prudential Annuities Life Assurance Corporation filed via EDGAR with Registration Statement No. 33-44202, filed March 14, 2008.

(2)
Articles of Domestication of Prudential Annuities Life Assurance Corporation, effective August 31, 2013. Filed via EDGAR with Post-Effective Amendment No.52 to Registration Statement No. 333-71672, filed August 30, 2013.

(3)	Copy of the amended and restated By-Laws of Prudential Annuities Life Assurance Corporation filed via EDGAR with Registration Statement No. 33-44202, filed March 14, 2008.

(4)
Amended and Restated By-Laws of Prudential Annuities Life Assurance Corporation, effective August 30, 2013. Filed via EDGAR with Post-Effective Amendment No. 56 to Registration Statement No. 333-96577, filed August 30, 2013.

(5)
Amended and Restated Articles of Incorporation of Fortitude Life Insurance & Annuity Company, effective May 24, 2022 filed via EDGAR with Post-Effective Amendment No. 77 to Registration Statement No. 333-96577 filed April 26, 2023.

(6)
Second Amended and Restated Bylaws of Fortitude Life Insurance & Annuity Company, effective April 1, 2022 filed via EDGAR with Post-Effective Amendment No. 77 to Registration Statement No. 333-96577 filed April 26, 2023.

(g) (1)	Pruco Reinsurance Ltd. for GRO benefit filed via EDGAR with Post-Effective Amendment No. 9 to Registration Statement No. 333-96577 filed April 18, 2005.

(2)	The Prudential Insurance Company of America for GMWB filed via EDGAR with Post-Effective Amendment No. 9 to Registration Statement No. 333-96577 filed April 18, 2005.

(3)	The Prudential Insurance Company of America for Lifetime Five Withdrawal Benefit filed via EDGAR with post-Effective Amendment No. 14 to Registration Statement No. 333-96577 filed April 21, 2006.

(4)	Pruco Reinsurance Ltd for Lifetime Five Withdrawal Benefit filed via EDGAR with post-Effective Amendment No. 14 to Registration Statement No. 333-96577 filed April 21, 2006.

(5)	Pruco Reinsurance Ltd. for Spousal Lifetime Five Optional Living Benefit filed via EDGAR with Post-Effective Amendment No. 14 to Registration Statement No. 333-96577 filed April 21, 2006.

(6)	Pruco Reinsurance Ltd. for Highest Daily Lifetime Five Optional Living Benefit filed via EDGAR with Post-Effective Amendment No. 20 to Registration Statement No. 333-96577, filed April 20, 2007.

(7)	Pruco Reinsurance Ltd for GRO Amendment No. 1 filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

(8)	Pruco Reinsurance Ltd for GRO Amendment No. 2 filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

(9)	Pruco Reinsurance Ltd for Lifetime Five Amendment No. 1 filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

(10)	Pruco Reinsurance Ltd for Highest Daily Lifetime Five Amendment No. 1 filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

(11)	Pruco Reinsurance Ltd for Highest Daily Lifetime Five Amendment No. 2 filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

(12)	Pruco Reinsurance Ltd for GRO Plus filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

(13)	Pruco Reinsurance Ltd for Highest Daily Lifetime Seven filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

(14)	Pruco Reinsurance Ltd for Highest Daily GRO filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

(15)	Pruco Reinsurance Ltd for Highest Daily Lifetime 7 Plus filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

(16)	Pruco Reinsurance Ltd for Highest Daily Lifetime 6 Plus filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

(h) (1)	Advanced Series Trust Participation Agreement dated January 19, 2022 filed via EDGAR with Post-effective Amendment No. 21 to Registration Statement No 333-96577, filed April 19, 2022.

(2)	First Defined Portfolio Fund LLC filed via EDGAR with Post-Effective Amendment No. 7 to Registration Statement No. 33-86866, filed April 26, 2000.

(3)	Evergreen Variable Annuity Trust filed via EDGAR with Post-Effective Amendment No. 9 to Registration Statement No. 33-87010, filed April 26, 2000.

(4)	INVESCO Variable Investment Funds, Inc. filed via EDGAR with Post-Effective Amendment No. 9 to Registration Statement No. 33-87010, filed April 26, 2000.

(5)	ProFunds VP filed via EDGAR with Post-Effective Amendment No. 9 to Registration Statement No. 33-87010, filed April 26, 2000.

(6)	Wells Fargo Variable Trust filed via EDGAR with Initial Registration to this Registration Statement No. 333-49478, filed November 7, 2000.

(7)	The Prudential Series Fund Participation Agreement dated January 18, 2022 filed via EDGAR with Post-effective Amendment No. 21 to Registration Statement No 333-96577, filed April 19, 2022.

(8)	Revised Nationwide Variable Investment Trust filed via EDGAR with Post-Effective Amendment No. 20 to Registration Statement No. 333-96577 filed April 20, 2007.

(9)	A I M Variable Insurance Funds filed via EDGAR with Post-Effective Amendment No. 9 to Registration Statement No. 333-96577 filed April 18, 2005.

(10)	ProFunds VP Amendment No. 2 filed via EDGAR with Post-Effective Amendment No. 20 to Registration Statement No. 333-96577, filed April 20, 2007.

(11)	Rule 22c-2 Agreement via EDGAR with Post-Effective Amendment No. 20 to Registration Statement No. 333-96577, filed April 20, 2007.

(12)	Notice re change of Depositor name to Prudential Annuities Life Assurance Corporation filed via EDGAR to Post-Effective Amendment No. 26 to Registration Statement No. 333-96577, filed April 17, 2008.

(13)	Franklin Templeton Variable Insurance Products Trust filed via EDGAR to Post-Effective Amendment No. 26 to Registration Statement No. 333-96577, filed April 17, 2008.

(i) (1)
Third Party Administration Agreement by and between Prudential Annuities Life Assurance Corporation and The Prudential Insurance Company of America effective as of April 1, 2022 filed via EDGAR with Post-effective Amendment No. 21 to Registration Statement No 333-96577, filed April 19, 2022.

(2)
109 Plan Third Party Administration Agreement by and between Prudential Annuities Life Assurance Corporation and The Prudential Insurance Company of America effective as of April 1, 2022 filed via EDGAR with Post-effective Amendment No. 21 to Registration Statement No 333-96577, filed April 19, 2022.

(j)	Not Applicable

(k)	Opinion and Consent of Counsel filed via EDGAR with Post-Effective Amendment No. 77 to Registration Statement No. 333-96577 filed April 26, 2023.

(l) (1)	Written Consent of Independent Registered Public Accounting Firm. (Filed Herewith)

(2)	Powers of Attorney: Alon Neches, Brian T. Schreiber, Ciara A. Burnham, Douglas A. French, Jeffrey T. Condit, Kai Talarek, Richard Patching and Samuel J. Weinhoff. (Filed herewith)

(m)	Not Applicable

(n)	Not Applicable

(o)	Not Applicable

ITEM 28. DIRECTORS AND OFFICERS OF THE DEPOSITOR:

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITION AND OFFICES WITH DEPOSITOR

Alon Neches 10 Exchange Place, 22nd Floor Jersey City, New Jersey 07302	President and Chief Executive Officer, Director
Jeffrey S. Burman 10 Exchange Place, 22nd Floor Jersey City, New Jersey 07302	Senior Vice President, General Counsel and Secretary
Ciara A. Burnham 10 Exchange Place, 22nd Floor Jersey City, New Jersey 07302	Director
Sean F. Coyle 10 Exchange Place, 22nd Floor Jersey City, New Jersey 07302	Senior Vice President and Chief Operating Officer
Douglas A. French 10 Exchange Place, 22nd Floor Jersey City, New Jersey 07302	Director
Jeffrey P. Mauro 10 Exchange Place, 22nd Floor Jersey City, New Jersey 07302	Senior Vice President and Chief Investment Officer
John M. McGregor 10 Exchange Place, 22nd Floor Jersey City, New Jersey 07302	Senior Vice President
Brian P. Orndorff 10 Exchange Place, 22nd Floor Jersey City, New Jersey 07302	Vice President and Director of Tax
Richard Patching 10 Exchange Place, 22nd Floor Jersey City, New Jersey 07302	Director
Mark Retik 10 Exchange Place, 22nd Floor Jersey City, New Jersey 07302	Senior Vice President
Jeffrey Condit 310 Seven Springs Way Brentwood, Tennessee 37027	Principal Accounting Officer
Brian T. Schreiber 10 Exchange Place, 22nd Floor Jersey City, New Jersey 07302	Director
Yi Yang 10 Exchange Place, 22nd Floor Jersey City, New Jersey 07302	Chief Risk Officer
Kai Talarek 10 Exchange Place, 22nd Floor Jersey City, New Jersey 07302	Senior Vice President and Chief Financial Officer, Director
James West 10 Exchange Place, 22nd Floor Jersey City, New Jersey 07302	Chief Actuary
Samuel J. Weinhoff 10 Exchange Place, 22nd Floor Jersey City, New Jersey 07302	Director

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT:

FGH Parent, L.P. (Bermuda) (1)
Fortitude Group Holdings, LLC (Delaware)
Fortitude U.S. Reinsurance Company
Fortitude Reinsurance Company Ltd. (Bermuda)
Fortitude Re Investments, LLC (Delaware)
Fortitude Group Services, Inc. (Delaware)
Fortitude Life & Annuity Solutions, Inc. (Delaware)
Fortitude P&C Solutions, Inc. (Delaware)
Fortitude Casualty Insurance Company
Fortitude Life Insurance & Annuity Company (Arizona)
Fortitude Life Insurance & Annuity Company Variable Account B (Arizona)
Fortitude Life Insurance & Annuity Company Variable Account E (Arizona)
Fortitude Life Insurance & Annuity Company Variable Account F (Arizona)
Fortitude Life Insurance & Annuity Company Index Strategies Separate Account (Arizona)
Fortitude Life Insurance & Annuity Company Variable Account D (Arizona)
Fortitude Life Insurance & Annuity Company Variable Account Q (Arizona)
Fortitude International Ltd. (Bermuda)
Fortitude International Group Holdings Ltd. (United Kingdom)
Fortitude International Reinsurance Ltd. (Bermuda)
Fortitude Group Services Ltd. (Bermuda)

1.This organizational chart is presented on the basis of FGH Parent, L.P. being the ultimate controlling party of the Fortitude Re group of companies. This organizational chart does not include limited partners of limited partnerships and non-managing members of limited liability companies. The general partner of FGH Parent, L.P. does not have control over FGH Parent, L.P. and is therefore excluded from this organizational chart. This organizational chart does not include other Carlyle portfolio company investments or other entities through which such investments are made.

ITEM 30. INDEMNIFICATION:
The Registrant, in conjunction with certain of its affiliates, maintains insurance on behalf of any person who is or was a trustee, director, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of such other affiliated trust or corporation, against any liability asserted against and incurred by him or her arising out of his or her position with such trust or corporation.
Arizona, the state of organization of Fortitude Life Insurance & Annuity Company (the Company), permits entities organized under its jurisdiction to indemnify directors and officers with certain limitations. The relevant provisions of Arizona law permitting indemnification can be found in Section 10-850 et. seq. of the Arizona Statutes Annotated. The text of the Company's By-law, Article VI relates to indemnification of officers and directors.
Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.
ITEM 31. PRINCIPAL UNDERWRITERS:
(a)    Prudential Annuities Distributors, Inc. (PAD)
PAD serves as principal underwriter for variable annuities issued by the Company, among other insurers. The separate account, through which the variable annuities are issued, is the Fortitude Life Insurance & Annuity Company Variable Account B. In addition, PAD serves as principal underwriter for variable annuities issued by Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey.
(b)    Information concerning the directors and officers of PAD is set forth below:

NAME	POSITIONS AND OFFICES WITH UNDERWRITER
Aismara J. Casanova 213 Washington Street Newark, New Jersey 07102	President and Director
Anju Nanda One Corporate Drive Shelton, Connecticut 06484	Chairman, Chief Executive Officer and Director

Elizabeth K. Dietrich 213 Washington Street Newark, New Jersey 07102	Senior Vice President and Director
Dianne D. Bogoian One Corporate Drive Shelton, Connecticut 06484	Senior Vice President and Director
Donald Mallavia One Corporate Drive Shelton, Connecticut 06484	Director
Elizabeth Guerrera One Corporate Drive Shelton, Connecticut 06484	Vice President
Patricia L. O'Shea 213 Washington Street Newark, New Jersey 07102	Chief Operating Officer
Kevin M. Brayton 280 Trumbull Street Hartford, Connecticut 06103	Senior Vice President and Director
Jordan Thomsen 213 Washington Street Newark, New Jersey 07102	Chief Legal Officer and Secretary
Kevin Chaillet 751 Broad Street Newark, New Jersey 07102	Treasurer
Robert P. Smit 751 Broad Street Newark, New Jersey 07102	Chief Financial Officer and Controller
Shane T. McGrath 280 Trumbull Street Hartford, Connecticut 06103	Chief Compliance Officer and Vice President
Michael A. Pignatella 280 Trumbull Street Hartford, Connecticut 06103	Vice President and Assistant Secretary
Jessica Conley 2101 Welsh Road Dresher, Pennsylvania 19025	Vice President
Kelly Florio 751 Broad Street Newark, New Jersey 07102	Anti-Money Laundering Officer
(c)     Commissions received by PAD during 2022 with respect to all individual annuities issued by the Company.

NAME OF PRINCIPAL UNDERWRITER	NET UNDERWRITING DISCOUNTS AND COMMISSIONS	COMPENSATION ON REDEMPTION	BROKERAGE COMMISSIONS	OTHER COMPENSATION
Prudential Annuities Distributors, Inc.*	$107,409,500.10	$-0-	$-0-	$-0-
* PAD did not retain any of these commissions.
ITEM 32. LOCATION OF ACCOUNTS AND RECORDS:
Accounts and records are maintained by The Prudential Insurance Company of America as provider of administrative services at its offices in Shelton, Connecticut and Fort Washington, Pennsylvania.
Accounts and records are maintained by the Company at its offices in Jersey City, New Jersey.
ITEM 33. MANAGEMENT SERVICES:
None.
ITEM 34. FEE REPRESENTATION:
The Company represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company under the Contracts.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this post-effective amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Jersey City and the State of New Jersey on this 19th day of December 2023.

FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
REGISTRANT
BY: FORTITUDE LIFE INSURANCE & ANNUITY COMPANY
DEPOSITOR

Alon Neches*
Alon Neches President and Chief Executive Officer, Director

FORTITUDE LIFE INSURANCE & ANNUITY COMPANY
DEPOSITOR

Alon Neches*
Alon Neches President and Chief Executive Officer, Director

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE
Alon Neches*	President and Chief Executive Officer, Director	December 19, 2023
Alon Neches	(Principal Executive Officer)
Ciara A. Burnham*	Director	December 19, 2023
Ciara A. Burnham
Douglas A. French*	Director	December 19, 2023
Douglas A. French
Richard Patching*	Director	December 19, 2023
Richard Patching
Brian T. Schreiber*	Director	December 19, 2023
Brian T. Schreiber
Kai Talarek*	Senior Vice President and Chief Financial Officer, Director	December 19, 2023
Kai Talarek	(Principal Financial Officer)
Samuel J. Weinhoff*	Director	December 19, 2023
Samuel J. Weinhoff
Jeffrey T. Condit*	Principal Accounting Officer	December 19, 2023
Jeffrey T. Condit

By:	/s/ Richard E. Buckley
Richard E. Buckley
* Executed by Richard E. Buckley on behalf of those indicated pursuant to Power of Attorney.

EXHIBITS

(l)(1)	Written Consent of Independent Registered Public Accounting Firm
(l)(2)	Powers of Attorney: Alon Neches, Brian T. Schreiber, Ciara A. Burnham, Douglas A. French, Jeffrey T. Condit, Kai Talarek, Richard Patching and Samuel J. Weinhoff